Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Equity Interest in Most Significant Subsidiaries (Details) $ in Thousands			12 Months Ended
		Jul. 28, 2025	Dec. 31, 2025 MXN ($) $ / $ Q / $ $ / $ C$ / $ L / $ $ / $ ₲ / $ Sol / $ $ / $ $ / $ $ / $ R$ / $	Dec. 31, 2024 MXN ($) $ / $ C$ / $ L / $ $ / $ ₲ / $ Sol / $ $ / $ $ / $ R$ / $ $ / $ Q / $	Dec. 31, 2023
Subsidiaries [Abstract]
Cumulative index			10,087.3921
Percentage of annual inflation rate			31.50%
Closing exchange rate			17.9667
Cumulative Translation Adjustment [Member]
Subsidiaries [Abstract]
Closing exchange rate			0.0123	0.0196
Claro Chile, SpA [Member]
Subsidiaries [Abstract]
Percentage of equity interest		100.00%
Foreign Subsidiaries [Member]
Subsidiaries [Abstract]
Consolidated operating revenues			64.00%	61.00%	60.00%
Percentage of consolidated total assets			65.00%	65.00%
Netherlands [Member] | America Movil B.V. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[1]		100.00%	100.00%
Dominican Republic [Member]
Subsidiaries [Abstract]
Closing exchange rate			0.2821	0.3301
Dominican Republic [Member] | Compania Dominicana de Telefonos, S.A. ("Codetel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Mexico [Member] | Sercotel, S.A. de C.V. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[1]		100.00%	100.00%
Mexico [Member] | Radiomovil Dipsa S.A. de C.V. and subsidiaries ("Telcel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Mexico [Member] | AMX International Mobile S.A. de C.V. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[1]		100.00%	100.00%
Mexico [Member] | Telefonos de Mexico, S.A.B. de C.V [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Puerto Rico [Member] | Puerto Rico Telephone Company, Inc. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Honduras [Member]
Subsidiaries [Abstract]
Closing exchange rate | L / $			0.6779	0.7948
Honduras [Member] | Servicios de Comunicaciones de Honduras, S.A. de C.V. ("Sercom Honduras") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Brazil [Member]
Subsidiaries [Abstract]
Closing exchange rate | R$ / $			3.2652	3.2731
Brazil [Member] | Claro S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		99.60%	99.60%
Brazil [Member] | Claro NXT Telecomunicacoes, S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Guatemala [Member]
Subsidiaries [Abstract]
Closing exchange rate | Q / $			2.3441	2.6301
Guatemala [Member] | Telecomunicaciones de Guatemala, S.A. ("Telgua") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		99.30%	99.30%
Guatemala [Member] | Claro Guatemala, S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Nicaragua [Member]
Subsidiaries [Abstract]
Closing exchange rate | C$ / $			0.4906	0.5534
Nicaragua [Member] | Empresa Nicaraguense de Telecomunicaciones, S.A. ("Enitel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		99.60%	99.60%
El Salvador [Member] | Compania de Telecomunicaciones de El Salvador, S.A. de C.V. ("CTE") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		97.90%	95.90%
Colombia [Member]
Subsidiaries [Abstract]
Closing exchange rate			0.0048	0.0046
Colombia [Member] | Comunicacion Celular, S.A. (Comcel) [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		99.40%	99.40%
Ecuador [Member] | Consorcio Ecuatoriano de Telecomunicaciones, S.A. ("Conecel") [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Argentina [Member]
Subsidiaries [Abstract]
Reserve of exchange differences on translation | $			$ (131,343,435)	$ (112,295,055)
Closing exchange rate	[3]		0.0123	0.0196
Argentina [Member] | Impact of Application of Hyperinflation Adjustments in 2018 [Member]
Subsidiaries [Abstract]
Cumulative inflation period			3 years
Cumulative inflation percentage			100.00%
Argentina [Member] | AMX Argentina, S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Paraguay [Member]
Subsidiaries [Abstract]
Closing exchange rate | ₲ / $			0.0027	0.0026
Paraguay [Member] | AMX Paraguay, S.A. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Uruguay [Member]
Subsidiaries [Abstract]
Closing exchange rate			0.4602	0.46
Uruguay [Member] | AM Wireless Uruguay, S.A.[Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Peru [Member]
Subsidiaries [Abstract]
Closing exchange rate | Sol / $			5.3345	5.3762
Peru [Member] | America Movil Peru, S.A.C. [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	100.00%
Chile [Member]
Subsidiaries [Abstract]
Closing exchange rate			0.0198	0.0203
Chile [Member] | Claro Chile, SpA [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		100.00%	94.90%
Austria [Member] | Telekom Austria AG [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[2]		60.90%	60.60%
Austria [Member] | EuroTeleSites AG and Subsidiaries [Member]
Subsidiaries [Abstract]
Percentage of equity interest	[4]		57.00%	57.00%

[1]	Holding companies.
[2]	Operating companies of mobile and fixed services.
[3]	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.
[4]	Operator of wireless telecommunications infrastructure.